RECENT ACQUISITIONS (Details) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	12 Months Ended
		Mar. 31, 2014	Feb. 29, 2016	Dec. 31, 2016	Dec. 31, 2014	Feb. 01, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Gain on acquisition				$ 50,471	$ 166,404
TJT acquisition related Receivable, see Note 3B				5,000
Maxim Fabrication Facility [Member]
Business Acquisition [Line Items]
Current assets						$ 14,342
Tangible assets						106,919
Intangible assets						2,799
Total assets as of acquisition date						124,060
Customer advance						2,310
Other current liabilities						1,257
Deferred tax liability						28,021
Total liabilities incurred as of acquisition date						31,588
Consideration payable through Tower's shares issued						40,000
Gain from acquisition	[1]					$ 52,472
Gain on acquisition			$ 2,001
Issuance of ordinary shares			3,300,000
Gain on business acquisition resulting from earn-out mechanism			$ 6,000
Payment of earn-out mechanism				$ 1,000
TPSCo [Member]
Business Acquisition [Line Items]
Tower's consideration		$ 7,411
Percentage of interests acquired		51.00%

[1]	Gain from acquisition is presented in the Statement of Operations net of $2,001 acquisition related costs.